Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) [Line Items]
Operating loss carryforwards expiration, description	At December 31, 2021, the Company had unused net operating loss carryforwards of approximately $91,150,848 for income tax purposes, which expire between 2022 and 2026.
Unused net operating loss carryforwards (in Dollars)	$ 91,150,848
Net operating losses carryforwards (in Dollars)	21,953,981	$ 10,974,429	$ 7,394,397
Valuation allowance (in Dollars)	$ 14,570,809	$ 10,974,429
PRC statutory tax rate	25.00%	25.00%	25.00%
Percentage of preferential tax rate	15.00%
Statutory rate	25.00%
Hong Kong [Member]
Income Tax (Details) [Line Items]
Statutory rate	16.50%	16.50%	16.50%